ACQUISITIONS (Tables) - Yamana Gold Inc.	12 Months Ended
Dec. 31, 2024
ACQUISITIONS
Schedule of aggregate purchase consideration for the acquired assets, net of the assumed liabilities

Fair value of common shares issued	$1,858,219
Cash	1,001,291
Fair value of previously held 50% interest	2,697,604
$5,557,114

Schedule of allocation of the purchase price to assets acquired and liabilities assumed

	Preliminary(i)	Adjustments	Final
Cash and cash equivalents	$1,049	$—	$1,049
Inventories	165,423	—	165,423
Other current assets	29,890	—	29,890
Property, plant and mine development	4,949,392	(1,183,876)	3,765,516
Goodwill	2,078,562	803,666	2,882,228
Other assets	330,215	(96,940)	233,275
Accounts payable and accrued and other liabilities	(117,905)	—	(117,905)
Reclamation provision	(203,341)	(4,950)	(208,291)
Deferred income and mining tax liabilities	(1,646,500)	482,100	(1,164,400)
Other liabilities	(29,671)	—	(29,671)
Total assets acquired, net of liabilities assumed	$5,557,114	$—	$5,557,114

Note:

(i) Estimates of the fair value of assets acquired and liabilities assumed are presented as reported in the Company’s condensed interim consolidated financial statements as at March 31, 2023.